ACCOUNTS AND NOTES RECEIVABLE, NET (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Loan and Lease Loss, Recovery of Bad Debts	$ 527,000	$ 0
Notes, Loans and Financing Receivable, Net, Current	228,000	0
Accounts receivable written off		$ 4,947,954